Leases (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Summary of lease cost for operating and finance leases

Lease cost for operating and finance leases for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Years Ended December 31,
	2022	2021	2020
Operating lease cost	$41,891	$40,381	$39,411
Finance lease cost:
Amortization of leased assets	2,484	3,424	—
Interest on leased liabilities	219	152	—
Total lease cost	$44,594	$43,957	$39,411

Supplemental cash flow information and non-cash activity related to the Company’s leases are as follows:

	Years Ended December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$40,782	$40,249	$39,212
Operating cash flows from finance leases	$219	$152	$—
Financing cash flows from finance leases	$5,560	$3,133	$—
Non-cash activity:
Right-of-use assets obtained in exchange for lease liabilities - operating leases	$63,648	$17,933	$15,117
Right-of-use assets obtained in exchange for lease liabilities - finance leases	$3,369	$10,012	$3,754

Weighted-average remaining lease term and discount rate for the Company’s leases are as follows:

	Years Ended December 31,
	2022		2021		2020
Weighted average remaining lease term - operating leases	8.9	years	8.0	years	8.6	years
Weighted average remaining lease term - finance leases	4.2	years	4.9	years	5.4	years
Weighted average discount rate - operating leases	2.93%		3.37%		3.86%
Weighted average discount rate - finance leases	1.96%		1.89%		1.89%

Summary of future minimum lease payments, operating leases

As of December 31, 2022, future minimum lease payments, reconciled to the respective lease liabilities, are as follows:

	Operating Leases	Finance Leases
2023	$40,499	$2,906
2024	32,521	2,905
2025	26,869	2,905
2026	22,317	2,320
2027	19,528	898
Thereafter	89,050	—
Minimum lease payments	230,784	11,934
Less: imputed interest	(30,152)	(470)
Present value of minimum lease payments	200,632	11,464
Less: current portion of lease liabilities	(35,170)	(2,695)
Long-term portion of lease liabilities	$165,462	$8,769

Summary of future minimum lease payments, finance leases

As of December 31, 2022, future minimum lease payments, reconciled to the respective lease liabilities, are as follows:

	Operating Leases	Finance Leases
2023	$40,499	$2,906
2024	32,521	2,905
2025	26,869	2,905
2026	22,317	2,320
2027	19,528	898
Thereafter	89,050	—
Minimum lease payments	230,784	11,934
Less: imputed interest	(30,152)	(470)
Present value of minimum lease payments	200,632	11,464
Less: current portion of lease liabilities	(35,170)	(2,695)
Long-term portion of lease liabilities	$165,462	$8,769